Statement of Changes in Net Assets Available for Benefits - EBP 002 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Net investment income
Net appreciation in fair value of investments	$ 1,788,199
Interest and dividends	73,052
Total net investment income	1,861,251
Interest income on notes receivable from participants	11,658
Contributions
Participants	348,183
Employer	263,270
Participants’ rollover	29,529
Total contributions	640,982
Total additions to net assets	2,513,891
Deductions from net assets:
Benefits paid to participants	1,194,435
Administrative fees	5,712
Total deductions from net assets	1,200,147
Net increase during the year	1,313,744
Net assets available for benefits, beginning of year	11,269,744
Net assets available for benefits, end of year	$ 12,583,488